CALVERT INVESTMENTS	4550 Montgomery Avenue
Bethesda, MD 20814

October 8, 2013

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:	Valerie J. Lithotomos, Esq.
Division of Investment Management

Re:	Calvert Impact Fund, Inc.
SEC File Nos. Nos. 811-10045 and 333-44064
Post-Effective Amendment No. 35

Dear Ms. Lithotomos:

            This letter serves as a response to SEC staff (the “Staff”) comments (“Comments”) communicated by you to me by telephone on September 12, 2013, regarding the above-referenced post-effective amendment (“PEA”), which relates to the addition of a new series, Calvert Green Bond Fund (the “Fund”), to the registration statement for Calvert Impact Fund, Inc.  The Comments and the Fund’s responses thereto are set forth below.  In addition, changes to the PEA in response to Staff comments, as well as certain non-material changes, are reflected in the attached redlined prospectus.

Comments on Prospectus for Class A and Y

1.                  Comment: Please remove the branding term “Calvert Solutions Strategies” located at the top of the first page of the Fund Summary.

Response: The disclosure has been removed as requested.

2.                  Comment: In the Fund Summary, footnote 1 regarding the Fund expense limitation appears to be placed incorrectly in the Shareholder Fees table, instead of in the Annual Fund Operating Expenses Table.

Response: The footnote has been properly moved to the fee waiver line in the Annual Fund Operating Expenses table.

3.                  Comment: In light of the term “green” in the Fund’s name, which term the Fund defines in its prospectus disclosure, please state that Calvert Green Bond Fund will invest at least 80% of its assets in green investments, in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the fund name rule).

Response: The prospectus disclosure currently states an 80% investment policy with respect to bonds.  The Fund has revised its disclosure to indicate that the Fund will invest at least 80% of its net assets in “green” bonds.

4.                  Comment: Under Principal Investment Strategies in the Fund Summary, please describe “below-investment grade, high-yield debt securities” as “junk bonds.”

Response: This change has been made as requested.

5.                  Comment: Under “More Information on Fees and Expenses – Contractual Fee Waivers and/or Expense Reimbursements,” there is a reference to selling futures short and potential related interest expenses.  Please explain if the Fund engages in short sales.

            Response: The Fund may buy or sell futures contracts to manage the duration of the Fund and hedge interest rate risk.   The Fund does not engage in short sales of securities, which generally involves the borrowing of securities.  Futures positions typically are marked to market on a daily basis, and no interest is charged to maintain a futures position. The disclosure has been modified accordingly.

6.                  Comment: Under “More Information on Investment Strategies and Risks,” the disclosure under “Tobacco Exclusion Policy” appears to describe an investment risk and is not described as such.

Response: The heading for the disclosure has been modified to state “Tobacco Exclusion Policy and Investment Risk.”

Supplemental Representations

            Investment in Junk Bonds. The Fund states under “Principal Investment Strategies” in the Fund Summary of the Prospectus that it will invest at least 65% of its net assets in investment grade bonds.  It is likely that the Fund will not invest more than 15% of its net assets in junk bonds.

            Waiver of Investment Minimum. Under “Buying and Selling Shares” in the Fund Summary of the Prospectus, the Fund states that it may waive investment minimums and applicable service fees for certain investors.  This waiver addresses certain circumstances, such as shareholder omnibus accounts.  The investment amounts of the underlying shareholders are aggregated in such accounts in Fund records (e.g.,  in the name of the broker-dealer listed on the omnibus account), and the Fund does not have investment information on individual shareholders.  Under these circumstances, some shareholders may not meet the minimum investment amount.

2

Class I Prospectus.  Identical changes described above for the Class A and Y Prospectus have been made to the Class I Prospectus, as applicable.

Finally, on behalf of the Registrant and as an officer of the Registrant, I acknowledge that:

1.      The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2.      Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

3.      The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President and Assistant Secretary